SHAREHOLDERS' EQUITY (Schedule Of Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2018 shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	7,663,313
Weighted average remaining contractual life	5 years 10 months 28 days
Number of exercisable options outstanding	5,110,726
Weighted average remainging contractual life of options	4 years 9 months 29 days
Employee Stock Option [Member] | 0.001-0.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,217,241
Weighted average remaining contractual life	4 years 7 months 21 days
Number of exercisable options outstanding	947,832
Weighted average remainging contractual life of options	4 years 7 months 10 days
Employee Stock Option [Member] | 0.09-0.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,285,879
Weighted average remaining contractual life	1 year 11 months 19 days
Number of exercisable options outstanding	1,285,879
Weighted average remainging contractual life of options	1 year 11 months 19 days
Employee Stock Option [Member] | 0.51-8.73 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	744,092
Weighted average remaining contractual life	4 years 4 days
Number of exercisable options outstanding	744,092
Weighted average remainging contractual life of options	4 years 4 days
Employee Stock Option [Member] | 8.74-19.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	672,158
Weighted average remaining contractual life	5 years 10 months 10 days
Number of exercisable options outstanding	589,790
Weighted average remainging contractual life of options	5 years 9 months 25 days
Employee Stock Option [Member] | 19.87-21.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	814,247
Weighted average remaining contractual life	6 years 9 months
Number of exercisable options outstanding	563,773
Weighted average remainging contractual life of options	6 years 7 months 17 days
Employee Stock Option [Member] | 21.14-51.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	707,035
Weighted average remaining contractual life	7 years 2 months 12 days
Number of exercisable options outstanding	414,664
Weighted average remainging contractual life of options	6 years 9 months 25 days
Employee Stock Option [Member] | 51.33-52.2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	739,000
Weighted average remaining contractual life	8 years 1 month 13 days
Number of exercisable options outstanding	323,310
Weighted average remainging contractual life of options	8 years 1 month 13 days
Employee Stock Option [Member] | 52.21-60.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	264,532
Weighted average remaining contractual life	9 years 18 days
Number of exercisable options outstanding	51,741
Weighted average remainging contractual life of options	9 years 4 days
Employee Stock Option [Member] | 60.34-61.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	719,000
Weighted average remaining contractual life	9 years 1 month 13 days
Number of exercisable options outstanding	75,748
Weighted average remainging contractual life of options	9 years 1 month 13 days
Employee Stock Option [Member] | 61.76-108.9 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	500,129
Weighted average remaining contractual life	9 years 2 months 23 days
Number of exercisable options outstanding	113,897
Weighted average remainging contractual life of options	8 years 9 months 18 days